UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748696

______________________Harvest SBA Loan Trust 2018-1 _________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____0001748754_______

Central Index Key Number of underwriter (if applicable): ______Not applicable______

_____________Evan Mitnick, Vice President, (949) 446-8683_____________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 30, 2018, with respect to certain agreed-upon procedures performed by a third party due diligence provider.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 1, 2018

HARVEST SBA 2018-1, LLC
(Depositor)

By:	/s/ Evan Mitnick
Name:	Evan Mitnick
Title:	Vice President